Commitments and Contingencies - Additional Information (Detail) T in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Vessel T	Dec. 31, 2018 USD ($) Vessel T	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings	₩ 20,209,270			₩ 21,063,657
Posco [member]
Disclosure of contingent liabilities [line items]
Remaining iron ore to be purchased | T	100,000	100,000
Remaining coal to be purchased | T	14,000	14,000
Liquefied natural gas to be purchased | T	550	550
Liquefied natural gas terms	20 years	20 years
Number of vessels for transportation of raw materials | Vessel	38	38
Average remaining contract period	10 years	10 years
Freight expense | $			$ 668,000,000
Posco [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			1,020,000
Posco [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms	3 years	3 years
Nickel contracts terms	1 year	1 year
Posco [member] | Top of range [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			$ 6,490,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Completions guarantees provided	₩ 395,162
Construction guarantees received	179,619
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $		$ 2,517,000,000
Busan E&E Co. [member]
Disclosure of contingent liabilities [line items]
Supplementary fund				₩ 9,800
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $		$ 763,000,000
POSCO ICT [member] | Korea Software Financial Cooperative [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount	131,117
POSCO ICT [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount	8,939
POSCO ICT [member] | Engineering Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount	₩ 305